Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Aerospace & Defense - 1.8%
Aerojet Rocketdyne Holdings, Inc. (A)	23,850	$ 1,042,007
Curtiss-Wright Corp.	24,650	3,535,796
Elbit Systems Ltd.	9,200	2,131,916
Huntington Ingalls Industries, Inc.	35,687	7,738,369

		14,448,088

Auto Components - 0.6%
Dana, Inc.	59,600	998,896
Gentex Corp.	31,850	898,807
Stoneridge, Inc. (A)	22,250	418,745
Visteon Corp. (A)	19,650	2,506,947

		4,823,395

Banks - 7.3%
Atlantic Union Bankshares Corp.	29,100	1,006,569
Bank of Princeton	13,200	380,556
Berkshire Hills Bancorp, Inc.	89,850	2,531,075
Central Valley Community Bancorp	19,000	317,870
Citizens Financial Group, Inc.	39,350	1,494,120
Dime Community Bancshares, Inc.	80,850	2,755,368
First Citizens BancShares, Inc., Class A	28,816	21,804,491
First Community Bankshares, Inc.	70,150	2,250,412
First Merchants Corp.	72,850	3,025,460
Hope Bancorp, Inc.	73,600	1,106,944
Lakeland Bancorp, Inc.	179,850	2,863,212
OceanFirst Financial Corp.	92,600	1,903,856
Sandy Spring Bancorp, Inc.	88,400	3,650,920
Umpqua Holdings Corp.	172,650	3,040,366
United Bankshares, Inc.	20,700	801,918
United Community Banks, Inc.	96,650	3,288,999
Washington Trust Bancorp, Inc.	19,650	1,078,392
Webster Financial Corp.	94,000	4,366,300
Western Alliance Bancorp	28,100	2,146,278

		59,813,106

Beverages - 1.1%
Molson Coors Beverage Co., Class B	154,200	9,213,450

Biotechnology - 0.6%
Exelixis, Inc. (A)	118,300	2,474,836
United Therapeutics Corp. (A)	11,802	2,727,088

		5,201,924

Building Products - 2.2%
American Woodmark Corp. (A)	35,600	1,787,832
Builders FirstSource, Inc. (A)	68,200	4,637,600
Gibraltar Industries, Inc. (A)	13,950	652,720
Masonite International Corp. (A)	25,000	2,275,750
Owens Corning	33,000	3,060,420
PGT Innovations, Inc. (A)	107,350	2,350,965
Quanex Building Products Corp.	116,500	2,867,065

		17,632,352

Capital Markets - 0.7%
Piper Sandler Cos.	26,200	3,306,440
Stifel Financial Corp.	46,000	2,751,260

		6,057,700

Chemicals - 1.8%
Chase Corp.	20,600	1,872,952

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Huntsman Corp.	61,500	$ 1,781,040
Mosaic Co.	76,700	4,039,022
Olin Corp.	110,600	5,781,062
Trinseo PLC	30,850	1,103,504

		14,577,580

Commercial Services & Supplies - 0.3%
HNI Corp.	40,500	1,430,460
Tetra Tech, Inc.	6,650	1,019,246

		2,449,706

Communications Equipment - 0.6%
Harmonic, Inc. (A)	100,150	1,093,638
KVH Industries, Inc. (A)	178,650	1,539,963
Silicom Ltd. (A)	61,100	2,565,589

		5,199,190

Construction & Engineering - 1.1%
Comfort Systems USA, Inc.	38,300	4,046,778
EMCOR Group, Inc.	36,650	4,264,961
Granite Construction, Inc.	24,000	717,600

		9,029,339

Consumer Finance - 0.7%
Ally Financial, Inc.	159,605	5,278,137

Containers & Packaging - 2.1%
Berry Global Group, Inc. (A)	69,500	4,006,675
Graphic Packaging Holding Co.	318,230	7,080,617
Sealed Air Corp.	97,500	5,959,200

		17,046,492

Distributors - 1.4%
LKQ Corp.	207,700	11,390,268

Diversified Consumer Services - 0.5%
American Public Education, Inc. (A)	111,750	1,755,593
Stride, Inc. (A)	52,950	2,365,806

		4,121,399

Diversified Telecommunication Services - 0.9%
Liberty Global PLC, Class A (A)	335,800	7,307,008

Electric Utilities - 2.2%
Evergy, Inc.	123,600	8,436,936
OGE Energy Corp.	205,800	8,454,264
Portland General Electric Co.	26,600	1,365,644

		18,256,844

Electrical Equipment - 0.8%
Acuity Brands, Inc.	5,900	1,076,160
LSI Industries, Inc.	231,800	1,402,390
Regal Rexnord Corp.	28,900	3,881,270

		6,359,820

Electronic Equipment, Instruments & Components - 2.6%
Flex Ltd. (A)	281,500	4,729,200
II-VI, Inc. (A)	6,415	337,686
Methode Electronics, Inc.	59,100	2,437,284
OSI Systems, Inc. (A)	18,900	1,827,063
Vishay Intertechnology, Inc.	122,000	2,520,520
Vontier Corp.	344,300	8,882,940

		20,734,693

Transamerica Funds	Page 1

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.4%
Helix Energy Solutions Group, Inc. (A)	278,500	$ 1,125,140
Helmerich & Payne, Inc.	50,300	2,328,890

		3,454,030

Entertainment - 1.0%
Madison Square Garden Entertainment Corp. (A)	39,000	2,270,970
Madison Square Garden Sports Corp. (A)	6,850	1,053,393
Warner Bros Discovery, Inc. (A)	343,400	5,151,000

		8,475,363

Equity Real Estate Investment Trusts - 4.0%
Apple Hospitality, Inc.	175,750	2,931,510
Brandywine Realty Trust	202,250	1,891,037
Community Healthcare Trust, Inc.	42,850	1,669,008
DiamondRock Hospitality Co. (A)	93,450	867,216
Gaming & Leisure Properties, Inc.	116,826	6,073,784
JBG SMITH Properties	371,596	9,453,402
LXP Industrial Trust	238,800	2,619,636
Physicians Realty Trust	173,600	3,084,872
Piedmont Office Realty Trust, Inc., Class A	78,000	1,073,280
Sabra Health Care, Inc.	148,850	2,290,801
Summit Hotel Properties, Inc. (A)	116,200	912,170

		32,866,716

Food & Staples Retailing - 0.1%
Village Super Market, Inc., Class A	46,125	1,041,041

Food Products - 2.3%
Kraft Heinz Co.	131,500	4,843,145
Nomad Foods Ltd. (A)	91,200	1,681,728
Post Holdings, Inc. (A)	136,887	11,900,956
Whole Earth Brands, Inc. (A) (B)	106,000	570,280

		18,996,109

Gas Utilities - 1.0%
UGI Corp.	195,800	8,450,728

Health Care Equipment & Supplies - 1.6%
AngioDynamics, Inc. (A)	106,000	2,405,140
Koninklijke Philips NV (B)	348,700	7,232,038
Meridian Bioscience, Inc. (A)	76,550	2,423,573
OraSure Technologies, Inc. (A)	192,500	589,050

		12,649,801

Health Care Providers & Services - 4.8%
AmerisourceBergen Corp.	58,137	8,483,932
AMN Healthcare Services, Inc. (A)	20,750	2,333,130
Centene Corp. (A)	78,800	7,326,036
Cross Country Healthcare, Inc. (A)	219,400	5,783,384
Encompass Health Corp.	46,450	2,351,299
Enhabit, Inc. (A)	105,850	1,853,434
Laboratory Corp. of America Holdings	37,799	9,910,520
National HealthCare Corp.	10,500	745,815

		38,787,550

Hotels, Restaurants & Leisure - 0.2%
Churchill Downs, Inc.	8,300	1,741,340

Household Durables - 1.1%
Helen of Troy Ltd. (A)	9,450	1,264,316
KB Home	61,700	2,013,888
La-Z-Boy, Inc.	59,750	1,665,232
MDC Holdings, Inc.	34,850	1,263,313

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
PulteGroup, Inc.	26,900	$ 1,173,378
Sonos, Inc. (A) (B)	70,900	1,567,599

		8,947,726

Household Products - 0.3%
Spectrum Brands Holdings, Inc.	37,150	2,583,411

Independent Power & Renewable Electricity Producers - 1.1%
Vistra Corp.	335,700	8,677,845

Insurance - 8.5%
Alleghany Corp. (A)	16,100	13,483,428
Allstate Corp.	73,748	8,626,304
Arch Capital Group Ltd. (A)	191,900	8,520,360
Everest Re Group Ltd.	11,600	3,031,660
Fidelity National Financial, Inc.	245,200	9,798,192
Loews Corp.	59,000	3,436,750
Markel Corp. (A)	5,513	7,151,133
Old Republic International Corp.	347,000	8,074,690
Selective Insurance Group, Inc.	46,850	3,647,741
United Fire Group, Inc.	24,450	802,693
Willis Towers Watson PLC	12,400	2,566,056

		69,139,007

Interactive Media & Services - 0.9%
IAC / InterActiveCorp (A)	107,100	7,336,350

Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	42,200	2,052,186

IT Services - 2.3%
FleetCor Technologies, Inc. (A)	41,500	9,133,735
Global Payments, Inc.	63,400	7,755,088
Perficient, Inc. (A)	13,600	1,435,072

		18,323,895

Leisure Products - 0.9%
BRP, Inc. (B)	22,350	1,700,388
MasterCraft Boat Holdings, Inc. (A) (B)	111,750	2,647,358
Polaris, Inc.	21,800	2,556,704

		6,904,450

Machinery - 2.1%
Altra Industrial Motion Corp.	42,800	1,786,044
CNH Industrial NV	298,800	3,860,496
Columbus McKinnon Corp.	69,450	2,298,795
Douglas Dynamics, Inc.	39,000	1,242,540
Gencor Industries, Inc. (A)	73,450	727,890
Miller Industries, Inc.	33,000	792,990
Mueller Industries, Inc.	70,950	4,777,063
Oshkosh Corp.	16,300	1,403,430

		16,889,248

Media - 5.6%
Altice USA, Inc., Class A (A)	625,300	6,571,903
DISH Network Corp., Class A (A)	389,600	6,767,352
Fox Corp., Class A	194,500	6,439,895
Liberty Broadband Corp., Class C (A)	110,764	12,065,523
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	228,773	9,109,741
News Corp., Class A	211,800	3,630,252
Perion Network Ltd. (A)	41,750	781,977

		45,366,643

Metals & Mining - 2.4%
Cleveland-Cliffs, Inc. (A)	225,300	3,990,063

Transamerica Funds	Page 2

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Commercial Metals Co.	77,965	$ 3,088,973
Kaiser Aluminum Corp.	25,200	1,909,404
Schnitzer Steel Industries, Inc., Class A	49,000	1,742,440
TimkenSteel Corp. (A)	115,250	2,338,423
U.S. Steel Corp. (B)	263,200	6,224,680

		19,293,983

Mortgage Real Estate Investment Trusts - 1.0%
Annaly Capital Management, Inc.	1,222,142	8,408,337

Multi-Utilities - 2.4%
CenterPoint Energy, Inc.	190,000	6,021,100
NiSource, Inc.	301,938	9,178,915
NorthWestern Corp.	84,700	4,696,615

		19,896,630

Multiline Retail - 1.0%
Dollar Tree, Inc. (A)	47,800	7,904,208

Oil, Gas & Consumable Fuels - 6.7%
Chesapeake Energy Corp. (B)	54,800	5,160,516
Delek US Holdings, Inc.	75,850	2,022,161
Devon Energy Corp.	59,000	3,708,150
Diamondback Energy, Inc.	29,400	3,763,788
EQT Corp.	77,440	3,409,683
HF Sinclair Corp.	124,700	5,963,154
Kinder Morgan, Inc.	416,200	7,487,438
Magnolia Oil & Gas Corp., Class A	289,500	6,985,635
Ovintiv, Inc.	61,600	3,147,144
REX American Resources Corp. (A)	31,850	3,040,401
Williams Cos., Inc.	284,600	9,702,014

		54,390,084

Paper & Forest Products - 0.8%
Glatfelter Corp.	93,500	574,090
Louisiana-Pacific Corp.	89,600	5,701,248

		6,275,338

Personal Products - 0.1%
Medifast, Inc.	6,850	1,152,102

Pharmaceuticals - 2.5%
Innoviva, Inc. (A)	171,900	2,465,046
Jazz Pharmaceuticals PLC (A)	20,100	3,136,806
Organon & Co.	170,300	5,401,916
Perrigo Co. PLC	223,400	9,353,758

		20,357,526

Professional Services - 2.5%
ASGN, Inc. (A)	25,850	2,682,196
FTI Consulting, Inc. (A)	8,850	1,447,506
Heidrick & Struggles International, Inc.	64,950	2,022,543
ICF International, Inc.	40,600	3,830,610
KBR, Inc.	96,000	5,110,080
Leidos Holdings, Inc.	23,600	2,525,200
Science Applications International Corp.	26,950	2,610,646

		20,228,781

Real Estate Management & Development - 0.1%
Newmark Group, Inc., Class A	101,450	1,156,530

Road & Rail - 0.2%
AMERCO	3,600	1,933,488

Semiconductors & Semiconductor Equipment - 3.0%
AXT, Inc. (A)	45,000	394,650

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cohu, Inc. (A)	90,500	$ 2,586,490
Magnachip Semiconductor Corp. (A)	169,600	2,588,096
MaxLinear, Inc. (A)	16,600	670,806
MKS Instruments, Inc.	19,500	2,304,900
Onto Innovation, Inc. (A)	31,550	2,626,537
Qorvo, Inc. (A)	15,450	1,607,882
Silicon Motion Technology Corp., ADR	53,550	4,568,350
Teradyne, Inc.	34,800	3,510,972
Tower Semiconductor Ltd. (A)	49,100	2,349,926
Universal Display Corp.	9,550	1,102,643

		24,311,252

Software - 0.9%
Progress Software Corp.	50,750	2,383,220
SS&C Technologies Holdings, Inc.	82,100	4,857,857

		7,241,077

Specialty Retail - 2.1%
Abercrombie & Fitch Co., Class A (A)	67,000	1,193,270
Academy Sports & Outdoors, Inc. (B)	25,300	1,088,659
American Eagle Outfitters, Inc. (B)	159,800	1,923,992
Ross Stores, Inc.	96,800	7,865,968
Urban Outfitters, Inc. (A) (B)	93,600	1,916,928
Williams-Sonoma, Inc.	20,950	3,025,599

		17,014,416

Technology Hardware, Storage & Peripherals - 0.9%
Turtle Beach Corp. (A)	4,650	60,450
Western Digital Corp. (A)	149,300	7,330,630

		7,391,080

Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp. (A)	6,050	1,894,921
Steven Madden Ltd.	61,900	1,962,230
Tapestry, Inc.	47,400	1,594,062

		5,451,213

Thrifts & Mortgage Finance - 1.2%
Provident Financial Services, Inc.	81,850	1,993,866
TrustCo Bank Corp.	90,300	3,030,468
Washington Federal, Inc.	135,750	4,633,147

		9,657,481

Total Common Stocks (Cost $625,928,557)		783,687,456

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (C)	898,825	898,825

Total Other Investment Company (Cost $898,825)		898,825

Transamerica Funds	Page 3

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.6%

Fixed Income Clearing Corp., 0.65% (C), dated 07/29/2022, to be repurchased at $29,671,838 on 08/01/2022. Collateralized by U.S. Government Obligations, 2.25% - 3.00%, due 07/15/2025 - 11/15/2025 and with a total value of $30,263,738.

$ 29,670,231	$ 29,670,231

Total Repurchase Agreement (Cost $29,670,231)	29,670,231

Total Investments (Cost $656,497,613)	814,256,512

Net Other Assets (Liabilities) - 0.0% (D)	240,861

Net Assets - 100.0%	$ 814,497,373

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$783,687,456	$—	$—	$783,687,456
Other Investment Company	898,825	—	—	898,825
Repurchase Agreement	—	29,670,231	—	29,670,231

Total Investments	$784,586,281	$29,670,231	$—	$814,256,512

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,014,034, collateralized by cash collateral of $898,825 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $11,423,052. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2022.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 4

Transamerica Small/Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Small/Mid Cap Value (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5